Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts

As at June 30, 2015, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset (Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2015	2016	2017
	(thousands)	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	608,500	(9,610)	7.01	35,217	46,632	4,905
Euro	23,137	(593)	0.88	24,011	2,413	—
Singapore Dollar	22,442	53	1.35	—	16,537	—

		(10,150)

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at June 30, 2015, the Partnership was committed to the following cross currency swaps:

					Fair Value /	Remaining Term (years)
Notional Amount	Principal Amount	Floating Rate Receivable		Fixed Rate Payable	Carrying Amount of
NOK	USD	Reference Rate	Margin		Asset (Liability)
(thousands)	(thousands)				$
600,000	101,351	NIBOR	5.75%	7.49%	(28,252)	1.6
500,000	89,710	NIBOR	4.00%	4.94%	(26,776)	0.6
800,000	143,536	NIBOR	4.75%	6.07%	(44,925)	2.6
1,000,000	162,200	NIBOR	4.25%	6.42%	(40,604)	3.6

					(140,557)

Interest Rate Swap Agreements

As at June 30, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	600,000	(142,385)	10.3	4.8
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	879,709	(42,431)	5.9	2.5
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	180,000	(9,436)	0.1	3.4

		1,659,709	(194,252)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2015, ranged between 0.30% and 3.25%
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)

The interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in July 2015 whereby the swap will be settled based on its fair value at that time. Subsequent to June 30, 2015, $90.0 million of this interest rate swap was terminated in July 2015 and the remaining $90.0 million was rolled over until August 21, 2015.

Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments

The following table presents the location and fair value amounts of the assets (liabilities) of the Partnership’s derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Derivative Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at June 30, 2015
Foreign currency contracts	430	—	(9,067)	(1,513)
Cross currency swaps	—	(1,483)	(33,648)	(105,426)
Interest rate swaps	4,810	(5,920)	(63,873)	(129,269)

	5,240	(7,403)	(106,588)	(236,208)

As at December 31, 2014
Foreign currency contracts	—	—	(8,490)	(2,778)
Cross currency swaps	—	(1,105)	(6,496)	(112,902)
Interest rate swaps	4,660	(8,742)	(70,332)	(142,074)

	4,660	(9,847)	(85,318)	(257,754)

Effect of Losses on Derivatives

The effect of the losses on these derivatives on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015 $	2014 $	2015 $	2014 $
Realized (losses) gains relating to:
Interest rate swaps	(11,775)	(13,997)	(24,073)	(28,060)
Foreign currency forward contracts	(2,571)	196	(5,824)	(302)

	(14,346)	(13,801)	(29,897)	(28,362)

Unrealized gains (losses) relating to:
Interest rate swaps	50,415	(22,985)	19,414	(47,093)
Foreign currency forward contracts	6,213	(1,358)	1,117	679

	56,628	(24,343)	20,531	(46,414)

Total realized and unrealized gains (losses) on derivative instruments	42,282	(38,144)	(9,366)	(74,776)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss)

The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015 $	2014 $	2015 $	2014 $
Realized losses	(1,953)	(38)	(4,333)	(22)
Unrealized gains (losses)	12,525	(14,267)	(19,676)	(6,692)

Total realized and unrealized gains (losses) on currency swaps	10,572	(14,305)	(24,009)	(6,714)